SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (REGISTRANT BALANCE SHEETS) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Total assets	$ 178,703	$ 198,379
Current liabilities:
Accounts payable-intercompany	22,480	16,400
Total current liabilities	87,168	97,789
Total liabilities	95,962	114,602
Stockholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 39,009 and 38,465 shares issued at December 31, 2016 and December 31, 2015, respectively; 35,225 and 36,735 shares outstanding at December 31, 2016 and December 31, 2015, respectively	122	122
Additional paid-in capital	1,262,005	1,259,767
Treasury stock, at cost: 3,784 and 1,730 shares at December 31, 2016 and December 31, 2015, respectively	(8,234)	(4,138)
Accumulated deficit	(1,233,154)	(1,233,444)
Accumulated other comprehensive income	62,002	61,470
Total stockholders' equity	82,741	83,777
Total liabilities and stockholders' equity	178,703	198,379
UTSTARCOM HOLDINGS CORP
ASSETS
Investment in subsidiaries	93,973	92,618
Total assets	93,973	92,618
Current liabilities:
Accounts payable-intercompany	11,232	8,841
Total current liabilities	11,232	8,841
Total liabilities	11,232	8,841
Stockholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 39,009 and 38,465 shares issued at December 31, 2016 and December 31, 2015, respectively; 35,225 and 36,735 shares outstanding at December 31, 2016 and December 31, 2015, respectively	122	122
Additional paid-in capital	1,262,005	1,259,767
Treasury stock, at cost: 3,784 and 1,730 shares at December 31, 2016 and December 31, 2015, respectively	(8,234)	(4,138)
Accumulated deficit	(1,233,154)	(1,233,444)
Accumulated other comprehensive income	62,002	61,470
Total stockholders' equity	82,741	83,777
Total liabilities and stockholders' equity	$ 93,973	$ 92,618